FLAHERTY & CRUMRINE PREFERRED SECURITIES INCOME FUND

To the Shareholders of Flaherty & Crumrine Preferred Securities Income Fund:

The new fiscal year is off to a fine start—total return on net asset value1 for the first fiscal quarter2 was +4.7%. Over the same period total return based on income plus change in the Fund’s market price was +5.0%.

With signs of economic improvement trickling in, prices on intermediate and long-term US Treasury bonds fell as much as five percent in the quarter. In contrast, prices on many preferred securities rose. Conditions in the market for preferred securities have been, and remain, positive; credit quality continues to improve, investor demand is high, and the market is shrinking.

Once again redemptions of preferred securities outpaced issuance. Since December 1, 2012, redemptions3 totaled $30.1 billion. Over the same period, $16.8 billion of new preferred securities were brought to market. During the past four months, the preferred securities market has shrunk by $13.3 billion, or 3.7%.

It’s instructive to break these numbers down between bank and non-bank securities. Since December 1, 2012, redemptions of bank preferred securities have totaled $17.6 billion, or 44% of total preferred redemptions. Since mid-March, however, bank calls have spiked and comprise over 70% of total redemptions. The pace quickened immediately after regulators announced results from their annual review of capital at large banks. So far, banks have been slow to replace preferred capital—new bank issues have totaled a paltry $3.9 billion since December 1st of last year.

For non-bank companies the decision to call or issue is driven primarily by economics. In the current low interest rate environment, it is often possible for issuers to achieve substantial savings by refinancing. While banks are concerned about expense reduction as well, their decisions about redemption or issuance have been driven mainly by regulatory requirements. The Dodd-Frank Wall Street Reform and Consumer Protection Act, passed by Congress in 2010, mandated new standards for the amount and form of bank capital. Under the Act, trust preferred securities are being phased out of the calculation of Tier 1 capital. New capital will be either traditional equity or non-cumulative perpetual preferred stock.

As we’ve discussed in the past, the wave of refinancing negatively impacts income earned from Fund investments. The current combination of high-yielding portfolio assets and low cost of Fund leverage won’t last forever; we attempt to set distribution rates that reflect this situation.

Since our last letter, there have been three related changes to the Fund: a new name, a new shareholder servicing agent and a new website address at www.preferredincome.com. We are pleased to welcome Destra Capital Investments LLC (“Destra Capital”) as the new shareholder servicing agent. In addition, the Fund changed its name to “Flaherty & Crumrine Preferred Securities Income Fund Incorporated”. We emphasize that Flaherty & Crumrine is still the investment adviser and there has been no change in investment strategies or style.

[1]	Following the methodology required by the SEC, total return includes income and principal change, plus the impact of the Fund’s leverage and expenses.
[2]	December 1, 2012—February 28, 2013
[3]	Announced or implemented.

As always, we encourage you to visit the Fund’s website for important information.

Sincerely,

Donald F. Crumrine Chairman	Robert M. Ettinger President

March 28, 2013

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OVERVIEW

February 28, 2013 (Unaudited)

Fund Statistics

Net Asset Value	$19.33

Market Price	$20.23

Premium	4.66%

Yield on Market Price	8.07%

Common Stock Shares Outstanding	43,365,995

Moody’s Ratings	% of Net Assets†

A	2.2%

BBB	58.1%

BB	32.0%

Below “BB”	2.2%

Not Rated*	3.7%

Below Investment Grade**	22.7%

*	Does not include net other assets and liabilities of 1.8%.
**	Below investment grade by all of Moody’s, S&P and Fitch.

Industry Categories	% of Net Assets†

Top 10 Holdings by Issuer	% of Net Assets†

Liberty Mutual Group	5.5%

Banco Santander, S.A.	4.6%

MetLife	4.3%

HSBC PLC	3.8%

Goldman Sachs Group	3.4%

Barclays Bank PLC	3.1%

Wells Fargo & Company	3.1%

JPMorgan Chase	3.0%

Axis Capital Holdings Ltd	2.9%

XL Group PLC	2.8%

% of Net Assets***†

Holdings Generating Qualified Dividend Income (QDI) for Individuals	41%

Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)	23%

***	This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.
†	Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Preferred Securities — 88.5%
	Banking — 34.6%
	Astoria Financial:
$17,750,000	Astoria Capital Trust I, 9.75% 11/01/29, Series B	$18,322,437	(1)(2)
	Banco Bilbao Vizcaya Argentaria, S.A.:
$8,490,000	BBVA International Preferred, 5.919%	7,174,050	**(1)(3)
	Banco Santander, S.A.:
2,046,320	Banco Santander, 10.50% Pfd., Series 10	57,649,950	**(1)(3)
	Bank of America:
581,966	Bank of America Corporation, 8.625% Pfd.	14,840,133	*(1)
15,000	Countrywide Capital IV, 6.75% Pfd. 04/01/33	382,500
129,025	Countrywide Capital V, 7.00% Pfd. 11/01/36	3,257,881
	Barclays Bank PLC:
$14,750,000	Barclays Bank PLC, 6.278%	14,463,334	**(1)(2)(3)
340,600	Barclays Bank PLC, 7.10% Pfd.	8,634,210	**(3)
23,000	Barclays Bank PLC, 7.75% Pfd., Series 4	583,510	**(3)
600,000	Barclays Bank PLC, 8.125% Pfd., Series 5	15,264,000	**(1)(3)
	BB&T Corp:
28,000	BB&T Corporation, 5.625% Pfd., Series E	716,520	*(1)
	BNP Paribas:
$13,500,000	BNP Paribas, 7.195%, 144A****	14,073,750	**(1)(2)(3)
	Citigroup:
42,000	Citigroup Capital VII, 7.125% Pfd. 07/31/31	1,067,065
341,100	Citigroup Capital XIII, 7.875% Pfd. 10/30/40	9,689,389	(1)(2)
	CoBank ACB:
60,000	CoBank ACB, 6.25% Pfd., 144A****	6,405,000	*
	Colonial BancGroup:
$35,100,000	Colonial BancGroup, 7.114%, 144A****	52,650	(4)(5)††
	Cullen/Frost Bankers:
61,850	Cullen/Frost Bankers, Inc., 5.375% Pfd.	1,534,653	*
	FBOP Corp:
28,800	FBOP Corporation, Adj. Rate Pfd., 144A****	14,400	*(4)(5)††
	Fifth Third Bancorp:
$8,785,000	Fifth Third Capital Trust IV, 6.50% 04/15/37	8,828,925	(1)(2)
	First Horizon:
3,730	First Tennessee Bank, Adj. Rate Pfd., 3.75%(6), 144A****	2,757,869	*
8	FT Real Estate Securities Company, 9.50% Pfd., 144A****	8,805,000
	First Niagara Financial Group:
642,800	First Niagara Financial Group, Inc., 8.625% Pfd.	18,867,787	*(1)

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Banking — (Continued)
	First Republic Bank:
99,000	First Republic Bank, 6.70% Pfd.	$2,715,818	*
	Goldman Sachs Group:
$14,223,700	Goldman Sachs, Capital I, 6.345% 02/15/34	14,938,028	(1)(2)
	HSBC PLC:
$7,000,000	HSBC Capital Funding LP, 10.176%, 144A****	9,817,500	(1)(2)(3)
714,400	HSBC Holdings PLC, 8.00% Pfd., Series 2	19,861,392	**(1)(3)
$850,000	HSBC USA Capital Trust I, 7.808% 12/15/26, 144A****	867,000
$580,000	HSBC USA Capital Trust II, 8.38% 05/15/27, 144A****	592,330	(1)
361,426	HSBC USA, Inc., 6.50% Pfd., Series H	9,318,032	*(1)
	ING Groep NV:
105,000	ING Groep NV, 6.375% Pfd.	2,588,250	**(3)
125,000	ING Groep NV, 7.05% Pfd.	3,170,188	**(3)
116,054	ING Groep NV, 7.20% Pfd.	2,941,099	**(3)
130,953	ING Groep NV, 7.375% Pfd.	3,337,992	**(1)(3)
91,328	ING Groep NV, 8.50% Pfd.	2,367,222	**(3)
	JPMorgan Chase:
56,600	JPMorgan Chase & Company, 5.50% Pfd.	1,416,698	*
$31,305,000	JPMorgan Chase & Company, 7.90%, Series 1	36,272,258	*(1)
	KeyCorp:
5,000	KeyCorp, 7.75% Pfd., Series A	636,563	*
	Lloyds Banking Group PLC:
$17,800,000	Lloyds Banking Group PLC, 6.657%, 144A****	16,153,500	**(1)(3)
	M&T Bank Corp:
$11,000,000	M&T Bank Corporation, 6.875%, 144A****	11,557,117	*(1)
	Morgan Stanley:
40,000	Morgan Stanley Capital Trust VI, 6.60% Pfd. 02/01/46	1,015,000
31,269	Morgan Stanley Capital Trust VII, 6.60% Pfd.	791,418
	PNC Financial Services:
164,520	PNC Financial Services, 6.6285%(6) Adj. Rate Pfd., Series L	4,272,996	*(1)
$500,000	PNC Preferred Funding Trust III, 8.70%, 144A****	508,791
	Regions Financial:
60	Union Planters Preferred Funding, 7.75% Pfd., Series A, 144A****	6,054,375
	Sovereign Bancorp:
$1,000,000	Sovereign Capital Trust VI, 7.908% 06/13/36	1,042,500
8,641	Sovereign REIT, 12.00% Pfd., Series A, 144A****	11,284,057
	Wells Fargo:
15,518	Wells Fargo & Company, 7.50% Pfd., Series L	19,682,643	*(1)
646,500	Wells Fargo & Company, 8.00% Pfd., Series J	18,788,906	*(1)

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Banking — (Continued)
	Zions Bancorporation:
519,842	Zions Bancorporation, 7.90% Pfd., Series F	$14,945,458	*
150,000	Zions Bancorporation, 9.50% Pfd., Series C	3,877,500	*

		434,199,644

	Financial Services — 2.0%
	Ameriprise Financial:
$400,000	Ameriprise Financial, Inc., 7.518% 06/01/66	448,400	(1)(2)
	Credit Suisse Group:
$8,274,000	Claudius, Ltd. - Credit Suisse AG, 7.875%, Series B, 144A****	8,822,153	(3)
15,000	Credit Suisse Guernsey, 7.90% Pfd.	383,907	**(3)
	General Electric Capital Corp:
$1,000,000	GE Capital Trust I, 6.375% 11/15/67	1,056,250
$5,500,000	General Electric Capital Corp., 7.125%, Series A	6,362,576	*
	HSBC PLC:
305,000	HSBC Finance Corporation, 6.36% Pfd., Series B	7,817,608	*(1)

		24,890,894

	Insurance — 26.9%
	Ace Ltd.:
$4,566,000	Ace Capital Trust II, 9.70% 04/01/30	6,654,945	(1)(2)(3)
	Aon Corporation:
$1,053,000	AON Corp, 8.205% 01/01/27	1,353,012
	Arch Capital Group:
370,550	Arch Capital Group, Ltd., 6.75% Pfd., Series C	10,187,346	**(1)(3)
	AXA SA:
$7,005,000	AXA SA, 6.379%, 144A****	7,005,000	**(1)(2)(3)
$1,200,000	AXA SA, 8.60% 12/15/30	1,546,900	(3)
	Axis Capital:
1,289,142	Axis Capital Holdings, 6.875% Pfd., Series C	35,814,298	**(1)(3)
	Delphi Financial:
560,250	Delphi Financial Group, 7.376% Pfd. 05/15/37	14,058,801	(1)
	Endurance Specialty Holdings:
75,002	Endurance Specialty Holdings, 7.50% Pfd.	2,015,491	**(3)
	Everest Re Group:
$22,619,000	Everest Re Holdings, 6.60% 05/15/37	23,156,201	(1)(2)
	GWL&A Financial:
$4,650,000	Great West Life & Annuity Insurance, 7.153% 05/16/46, 144A****	4,824,375	(1)(2)

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Insurance — (Continued)
	Liberty Mutual Group:
$35,418,000	Liberty Mutual Group, 10.75% 06/15/58, 144A****	$54,278,085	(1)(2)
	Lincoln National Corp:
$2,065,000	Lincoln National Corporation, 7.00% 05/17/66	2,111,462	(1)
	MetLife:
$16,312,000	MetLife, Inc., 10.75% 08/01/39	25,161,260	(1)(2)
$3,472,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	4,322,640	(1)(2)
$17,240,000	MetLife Capital Trust X, 9.25% 04/08/38, 144A****	23,877,400	(1)(2)
	PartnerRe Ltd.:
150,299	PartnerRe Ltd., 7.250% Pfd., Series E	4,182,821	**(1)(3)
	Principal Financial:
74,500	Principal Financial Group, 5.563% Pfd., Series A	7,431,375	*(1)
410,000	Principal Financial Group, 6.518% Pfd., Series B	11,198,125	*(1)
	Prudential Financial:
$6,100,000	Prudential Financial Inc., 5.625% 06/15/43	6,374,500	(1)
$3,900,000	Prudential Financial Inc., 5.875% 09/15/42	4,138,875
	QBE Capital Funding:
$11,340,000	QBE Capital Funding III Ltd., 7.25% 05/24/41, 144A****	11,868,637	(1)(2)(3)
	Renaissancere Holdings:
58,273	Renaissancere Holdings Ltd, 6.60% Pfd.	1,481,300	**(3)
	StanCorp Financial Group:
$12,621,000	StanCorp Financial Group, 6.90% 06/01/67	12,841,867	(1)(2)
	The Travelers Companies:
$6,727,500	USF&G Capital, 8.312% 07/01/46, 144A****	8,752,215	(1)(2)
$13,000,000	USF&G Capital I, 8.50% 12/15/45, 144A****	16,759,665	(1)(2)
	Unum Group:
37,000	Corts Provident Financing Trust I, 8.50% Pfd.	1,073,000	(1)(2)
	WR Berkley Capital:
6,200	WR Berkley Capital Trust II, 6.75% Pfd. 07/26/45	158,791
	XL Group PLC:
$36,150,000	XL Capital Ltd., 6.50%, Series E	35,427,000	(1)(2)(3)

		338,055,387

	Utilities — 17.4%
	Alabama Power:
56,025	Alabama Power Company, 6.45% Pfd.	1,605,469	*(1)
	Baltimore Gas & Electric:
10,000	Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993	1,029,375	*(1)
15,000	Baltimore Gas & Electric Company, 7.125% Pfd., Series 1993	1,533,750	*

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Utilities — (Continued)
	Commonwealth Edison:
$15,828,000	COMED Financing III, 6.35% 03/15/33	$16,619,400	(1)(2)
	Constellation Energy:
169,800	Constellation Energy Group, 8.625% Pfd. 06/15/63, Series A	4,397,820	(1)(2)
	Dominion Resources:
$15,262,000	Dominion Resources, Inc., 7.50% 06/30/66	16,954,128	(1)(2)
	Duke Energy Corp:
80,000	Duke Energy Corp, 5.125% Pfd.	2,010,000
	Entergy Arkansas:
294,975	Entergy Arkansas, Inc., 6.45% Pfd.	7,512,659	*(1)
	Entergy Louisiana:
108,000	Entergy Louisiana, Inc., 6.95% Pfd.	10,820,250	*(1)
	Georgia Power:
164,400	Georgia Power Company, 6.50% Pfd., Series 2007A	18,397,396	*(1)
	Indianapolis Power & Light:
98,800	Indianapolis Power & Light Company, 5.65% Pfd.	9,935,575	*
	Interstate Power & Light:
343,606	Interstate Power & Light Company, 8.375% Pfd., Series B	8,643,856	*
	Nextera Energy:
$16,970,000	FPL Group Capital, Inc., 6.65% 06/15/67	18,174,819	(1)(2)
$4,000,000	FPL Group Capital, Inc., 7.30% 09/01/67, Series D	4,524,376	(1)(2)
	PECO Energy:
$2,386,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	2,519,530	(1)(2)
$22,900,000	PECO Energy Capital Trust IV, 5.75% 06/15/33	23,015,553	(1)(2)
	PPL Corp:
$17,680,000	PPL Capital Funding, 6.70% 03/30/67, Series A	18,801,708	(1)
	Puget Energy:
$28,015,000	Puget Sound Energy, Inc., 6.974% 06/01/67	30,601,261	(1)(2)
	Southern California Edison:
204,350	Southern California Edison, 6.50% Pfd., Series D	21,712,188	*(1)

		218,809,113

	Energy — 4.6%
	Enbridge Energy Partners:
$28,500,000	Enbridge Energy Partners LP, 8.05% 10/01/37	32,236,150	(1)(2)
	Enterprise Products Partners:
$365,000	Enterprise Products Partners, 7.00% 06/01/67	392,695	(1)
$21,396,000	Enterprise Products Partners, 8.375% 08/01/66, Series A	24,463,288	(1)(2)

		57,092,133

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Real Estate Investment Trust (REIT) — 1.2%
	CommonWealth REIT:
27,745	CommonWealth REIT, 7.25% Pfd.	$706,429
	Duke Realty Corp:
21,133	Duke Realty Corp, 6.50% Pfd.	533,450
99,063	Duke Realty Corp, 6.60% Pfd.	2,529,207
	Kimco Realty Corp:
75,000	Kimco Realty Corporation, 6.90% Pfd.	2,016,000
	PS Business Parks:
241,391	PS Business Parks, Inc., 6.45% Pfd.	6,419,504
105,000	PS Business Parks, Inc., 6.875% Pfd., Series R	2,798,250

		15,002,840

	Miscellaneous Industries — 1.8%
	Ocean Spray Cranberries:
105,400	Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A****	9,713,274	*
	Stanley Black & Decker:
100,881	Stanley Black & Decker, Inc., 5.75% Pfd. 07/25/52	2,636,172	(1)(2)
	Textron, Inc.:
$11,700,000	Textron Financial Corporation, 6.00% 02/15/67, 144A****	10,764,000

		23,113,446

	Total Preferred Securities (Cost $1,055,848,126)	1,111,163,457

Corporate Debt Securities — 9.4%
	Banking — 4.9%
	First Niagara Financial Group:
$1,200,000	First Niagara Financial Group, Inc., 7.25% 12/15/21, Sub Notes	1,437,368
	Goldman Sachs Group:
$24,902,000	Goldman Sachs Group, 6.75% 10/01/37, Sub Notes	28,324,108	(1)(2)
	Morgan Stanley:
$10,395,000	Morgan Stanley, 6.375% 07/24/42	12,744,603	(1)(2)
	Regions Financial:
$13,952,000	Regions Financial Corporation, 7.375% 12/10/37, Sub Notes	15,556,480	(1)
	Texas Capital Bancshares:
123,500	Texas Capital Bancshares Inc., 6.50% 09/21/42	3,118,375

		61,180,934

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Corporate Debt Securities — (Continued)
	Financial Services — 0.4%
	Affiliated Managers Group:
115,875	Affiliated Managers Group, Inc., 6.375% 08/15/42	$3,037,258	(1)(2)
	Lehman Brothers:
$4,726,012	Lehman Brothers, Guaranteed Note, Variable Rate, 5.843% 12/16/16, 144A****	649,165	(4)(5)††
	Raymond James Financial:
35,750	Raymond James Financial, 6.90% 03/15/42	997,872	(1)(2)

		4,684,295

	Insurance — 1.4%
	Liberty Mutual Group:
$13,500,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	14,956,812	(1)(2)
	Unum Group:
$2,500,000	UnumProvident Corporation, 7.25% 03/15/28	3,040,802	(1)(2)

		17,997,614

	Utilities — 1.1%
	Energy Transfer Equity:
$10,812,000	Southern Union Company, 8.25% 11/15/29	13,846,572	(1)(2)

		13,846,572

	Energy — 1.1%
	Nexen, Inc.:
527,537	Nexen, Inc., 7.35% 11/01/43	13,353,280	(3)

		13,353,280

	Real Estate Investment Trust (REIT) — 0.1%
	CommonWealth REIT:
40,000	CommonWealth REIT, 7.50% 11/15/19	854,460

		854,460

	Miscellaneous Industries — 0.4%
	Pulte Group Inc.:
58,240	Pulte Homes, Inc., 7.375% 06/01/46	1,474,200	(1)(2)
$3,550,000	Pulte Homes, Inc., 7.875% 06/15/32	3,931,625	(1)

		5,405,825

	Total Corporate Debt Securities (Cost $99,725,193)	117,322,980

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Common Stock — 0.3%
	Banking — 0.2%
	CIT Group:
54,740	CIT Group, Inc.	$2,291,416	*†

		2,291,416

	Insurance — 0.0%
	WMI Holdings Corporation:
240,577	WMI Holdings Corporation, 144A****	187,650	*†

		187,650

	Utilities — 0.1%
	Exelon Corp:
44,930	Exelon Corporation	1,392,381	*

		1,392,381

	Total Common Stock (Cost $24,935,332)	3,871,447

Money Market Fund — 0.1%
	BlackRock Liquidity Funds:
1,779,566	T-Fund	1,779,566

	Total Money Market Fund (Cost $1,779,566)	1,779,566

Total Investments (Cost $1,182,288,217***)	98.3%		1,234,137,450

Other Assets And Liabilities (Net)	1.7%		21,051,198

Total Managed Assets	100.0%	‡	$1,255,188,648

Loan Principal Balance			(416,975,000)

Total Net Assets Available To Common Stock			$838,213,648

*	Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**	Securities distributing Qualified Dividend Income only.
***	Aggregate cost of securities held.
****	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2013, these securities amounted to $265,724,410 or 21.2% of total managed assets.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

(1)	All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $728,629,370 at February 28, 2013.
(2)	All or a portion of this security has been rehypothecated. The total value of such securities was $397,313,891 at February 28, 2013.
(3)	Foreign Issuer.
(4)	Illiquid.
(5)	Valued at fair value as determined in good faith by or under the direction of the Board of Directors as of February 28, 2013.
(6)	Represents the rate in effect as of the reporting date.
†	Non-income producing.
††	The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.
‡	The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:
Corts	—	Corporate-Backed Trust Securities
Pfd.	—	Preferred Securities
REIT	—	Real Estate Investment Trust

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2012 through February 28, 2013 (Unaudited)

Value
OPERATIONS:
Net investment income	$17,771,157
Net realized gain/(loss) on investments sold during the period	(1,184,832)
Change in net unrealized appreciation/depreciation of investments	21,554,561

Net increase in net assets resulting from operations	38,140,886

DISTRIBUTIONS:
Dividends paid from net investment income to Common Stock Shareholders(2)	(22,749,696)

Total Distributions to Common Stock Shareholders	(22,749,696)

FUND SHARE TRANSACTIONS:
Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan	1,509,593

Net increase in net assets available to Common Stock resulting from Fund share transactions	1,509,593

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
FOR THE PERIOD	$16,900,783

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$821,312,865
Net increase in net assets during the period	16,900,783

End of period	$838,213,648

(1)

These tables summarize the three months ended February 28, 2013 and should be read in conjunction with the Fund’s audited financial statements, including footnotes, in its Annual Report dated November 30, 2012.

(2)	May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

FINANCIAL HIGHLIGHTS(1)

For the period from December 1, 2012 through February 28, 2013 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$18.97

INVESTMENT OPERATIONS:
Net investment income	0.41
Net realized and unrealized gain/(loss) on investments	0.48

Total from investment operations	0.89

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.53)

Total distributions to Common Stock Shareholders	(0.53)

Net asset value, end of period	$19.33

Market value, end of period	$20.23

Common Stock shares outstanding, end of period	43,365,995

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	8.68	%*
Operating expenses including interest expense	1.53	%*
Operating expenses excluding interest expense	0.99	%*

SUPPLEMENTAL DATA:††
Portfolio turnover rate	6	%**
Total managed assets, end of period (in 000’s)	$1,255,189
Ratio of operating expenses including interest expense to total managed assets	1.02	%*
Ratio of operating expenses excluding interest expense to total managed assets	0.66	%*

(1)

These tables summarize the three months ended February 28, 2013 and should be read in conjunction with the Fund’s audited financial statements, including footnotes, in its Annual Report dated November 30, 2012.

*	Annualized.
**	Not annualized.
†	The net investment income ratios reflect income net of operating expenses, including interest expense.
††	Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

FINANCIAL HIGHLIGHTS (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2012	$0.2530	$18.96	$19.55	$18.96
January 31, 2013	0.1360	19.24	20.37	19.35
February 28, 2013	0.1360	19.33	20.23	19.33

(1)

Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Aggregate Information for Federal Income Tax Purposes

At February 28, 2013, the aggregate cost of securities for federal income tax purposes was $1,188,977,813, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $134,190,574 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $89,030,937.

2.	Additional Accounting Standards

Fair Value Measurements: The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. A summary of the inputs used to value the Fund’s investments as of February 28, 2013 is as follows:

	Total Value at February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Securities
Banking	$434,199,644	$334,481,234	$99,651,360	$67,050
Financial Services	24,890,894	14,564,091	10,326,803	—
Insurance	338,055,387	221,802,394	116,252,993	—
Utilities	218,809,113	73,506,707	145,302,406	—
Energy	57,092,133	56,699,438	392,695	—
Real Estate Investment Trust (REIT)	15,002,840	15,002,840	—	—
Miscellaneous Industries	23,113,446	2,636,172	20,477,274	—
Corporate Debt Securities	117,322,980	63,904,156	52,769,659	649,165
Common Stock
Banking	2,291,416	2,291,416	—	—
Insurance	187,650	187,650	—	—
Utilities	1,392,381	1,392,381	—	—
Money Market Fund	1,779,566	1,779,566	—	—

Total Investments	$1,234,137,450	$788,248,045	$445,173,190	$716,215

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

During the reporting period, there were no transfers into Level 1 from Level 2. During the reporting period, securities with an aggregate market value of $6,045,000 were transferred into Level 2 from Level 1. The securities were transferred because of a reduction in the amount of observable market data, resulting from: a decrease in market activity for the securities, reduced availability of quoted prices for the securities, or de-listing of securities from a national securities exchange that resulted in a material decrease in activity.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services—approved by the Board and unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active participant in the markets.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Preferred Securities
	Total Investments	Banking	Financial Services	Corporate Debt Securities
Balance as of 11/30/12	$8,136,116	$67,050	$7,541,170	$527,896
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in unrealized appreciation/(depreciation)	121,269	—	—	121,269
Purchases	—	—	—	—
Sales	(7,541,170)	—	(7,541,170)	—
Transfer in	—	—	—	—
Transfer out	—	—	—	—
Balance as of 2/28/13	$716,215	$67,050	$—	$649,165

For the three months ended February 28, 2013 total change in unrealized gain/(loss) on Level 3 securities still held at period-end and included in the change in net assets was $121,269.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

Category	Fair Value at 2/28/13	Valuation Technique	Unobservable Input	Input Range (Wgt Avg)
Preferred Securities
Banking	$52,650	Bankruptcy recovery	Credit/Structure-specific recovery	0.00% - 0.50% (0.15%)
	14,400	Bankruptcy recovery	Credit/Structure-specific recovery	0.00% - 0.50% (0.05%)

Corporate Debt
Securities	649,165	Bankruptcy recovery	Credit/Structure-specific recovery	10% - 20% (13%)

The significant unobservable inputs used in the fair value measurement technique for bankruptcy recovery are based on recovery analysis that is specific to the security being valued, including the level of subordination and structural features of the security, and the current status of any bankruptcy or liquidation proceedings. Observable market trades in bankruptcy claims are utilized by management, when available, to assess the appropriateness of valuations, although the frequency of trading depends on the specific credit and seniority of the claim. Expected recoveries in bankruptcy by security type and industry do not tend to deviate much from historical recovery rates, which are very low (sometimes zero) for preferred securities and more moderate for senior debt. Significant changes in these inputs would result in a significantly higher or lower fair value measurement.

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Directors

Donald F. Crumrine, CFA

Chairman of the Board

David Gale

Morgan Gust

Karen H. Hogan

Robert F. Wulf, CFA

Officers

Donald F. Crumrine, CFA

Chief Executive Officer

Robert M. Ettinger, CFA

President

R. Eric Chadwick, CFA

Chief Financial Officer,

Vice President and Treasurer

Chad C. Conwell

Chief Compliance Officer,

Vice President and Secretary

Bradford S. Stone

Vice President and

Assistant Treasurer

Laurie C. Lodolo

Assistant Compliance Officer,

Assistant Treasurer and

Assistant Secretary

Linda M. Puchalski

Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated

e-mail: flaherty@pfdincome.com

Servicing Agent

Destra Capital Investments LLC

1-866-233-4001

Questions concerning your shares of Flaherty & Crumrine Preferred Securities Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.
•	If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent —

BNY Mellon Investment Servicing

P.O. Box 358035

Pittsburgh, PA 15252-8035

1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Preferred Securities Income Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly Report

February 28, 2013

www.preferredincome.com